ORGANIZATION AND PRINCIPAL ACTIVITIES - Transfer of Ji'nan Dealership (Details) $ in Thousands, ¥ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Write down of inventory					$ 17,826
Write-offs for advance to supplier related to Ji'nan Dealership						$ 16,840
Write-off of prepaid expenses and other current assets					$ 22,282
Net impact on cost of revenue				$ 2,921
Write off of amounts due from non-controlling shareholders				$ 7,479
Ji'nan Dealership
Schedule of Equity Method Investments [Line Items]
Write down of inventory			$ 5,700
Write-offs for advance to supplier related to Ji'nan Dealership			$ 16,100
Ji'nan Dealership
Schedule of Equity Method Investments [Line Items]
Amount due to related party as a consideration for transfer of equity interest	$ 19,500	¥ 133.8